Insurance Contracts_Changes of net losses on overlay adjustment(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	[1]
Disclosure Of Changes Of Net Losses On Overlay Adjustment [Abstract]
Beginning	₩ (7,559)	[2]
Recognition due to acquisition	17,205
Raclassification to profit or loss due te disposal	(16,792)
Recognition of OCI from profit or loss due to redesignation	0
Recognition profit or loss of from OCI due to dedesignation	0
Ending	₩ (7,146)

[1]	Amounts are net of tax
[2]	Calculated based on IFRS 9